Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 5,297	£ 4,659
Functional currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	4,392	4,147
US dollar
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	651	373
Euro
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	115	81
Other currencies
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 139	£ 58